LEADER FUNDS TRUST

June 15, 2020

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Leader Funds Trust – Leader High Quality Low Duration Bond Fund, Leader Short Term High Yield Bond Fund and Leader Total Return Fund
Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A
Registration File Nos. 333-229484 and 811-23419

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Leader Funds Trust (the “Trust”), on behalf of its series the Leader High Quality Low Duration Bond Fund, Leader Short Term high Yield Bond Fund and the Leader Total Return Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No.9 (SEC Accession No. 0001580642-20-002334) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus and Statement of Additional Information for the Leader High Quality Low Duration Bond Fund, Leader Short Term High Yield Bond Fund and Leader Total Return Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on June 10, 2020.

Questions related to this filing should be directed to Bo Howell at Practus, LLP at (509) 279-8202.

Very truly yours,

/s/ John Lekas

John Lekas

President